Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021
Disclosure Of Deposits [line items]
Payable after notice	$ 219,416
Payable on a fixed date	388,316
Total	851,045	$ 797,259
Canada [member]
Disclosure Of Deposits [line items]
Payable after notice	177,726
Payable on a fixed date	258,691
Total	603,352	571,254
United States [member]
Disclosure Of Deposits [line items]
Payable after notice	9,854
Payable on a fixed date	47,548
Total	100,715	87,626
United Kingdom [member]
Disclosure Of Deposits [line items]
Payable after notice	347
Payable on a fixed date	17,908
Total	18,255	17,232
Mexico [member]
Disclosure Of Deposits [line items]
Payable after notice	7,799
Payable on a fixed date	12,272
Total	26,173	24,259
Peru [member]
Disclosure Of Deposits [line items]
Payable after notice	5,938
Payable on a fixed date	4,377
Total	15,513	14,520
Chile [member]
Disclosure Of Deposits [line items]
Payable after notice	172
Payable on a fixed date	12,080
Total	22,229	20,631
Colombia [member]
Disclosure Of Deposits [line items]
Payable after notice	5,567
Payable on a fixed date	3,292
Total	9,578	9,184
Other International [member]
Disclosure Of Deposits [line items]
Payable after notice	12,013
Payable on a fixed date	32,148
Total	55,230	52,553
Personal [member]
Disclosure Of Deposits [line items]
Payable after notice	164,216
Payable on a fixed date	62,789
Total	247,067	243,551
Business and government [member]
Disclosure Of Deposits [line items]
Payable after notice	53,286
Payable on a fixed date	295,788
Total	559,616	511,348
Financial institution [member]
Disclosure Of Deposits [line items]
Payable after notice	1,914
Payable on a fixed date	29,739
Total	44,362	$ 42,360
Interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	195,567
Interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	139,255
Interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	43,159
Interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	5,155
Interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	3,273
Interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	42
Interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	4,683
Interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	9,455
Interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	174,195
Interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	11,917
Non- interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	47,746
Non- interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	27,680
Non- interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	154
Non- interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	6,102
Non- interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	43
Non- interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	6,704
Non- interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	677
Non- interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	6,386
Non- interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	10,607
Non- interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	36,347
Non- interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	$ 792